Business combination (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Summary of fair value of the identifiable assets acquired and liabilities assumed
The fair value of the identifiable assets acquired and liabilities assumed as of the date of acquisition is as follows:

(in millions of Won)	March 30, 2023
Assets
Cash and cash equivalents	￦	2,220
Trade accounts, notes receivable and other receivables, net		205
Other financial assets		12,000
Other current assets		132

Total current assets		14,557

Other receivables, net		41
Investment property, net		557,040
Property, plant and equipment, net		42,641
Deferred tax assets		10

Total non-current assets		599,732

Total assets	￦	614,289

Liabilities
Short-term borrowings	￦	10,000
Other payables		5,612
Current income tax liabilities		401
Other current liabilities		812

Total current liabilities		16,825

Long-term borrowings		48,000
Other payables		6,546
Other non-current liabilities		967
Deferred tax liabilities		77,019

Total non-current liabilities		132,532

Total liabilities	￦	149,357

Net assets	￦	464,932

Summary of the fair values of the major categories
As of the acquisition date, the fair values of the major categories of the consideration transferred in the acquisition are as follows:

(in millions of Won)	March 30, 2023
Cash	￦	152,749
Investments in associates(* 1)		268,951